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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended January 31, 2010. These series have October 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 99.8%
CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.9%
CVS Caremark Corp.	80,544	$2,607,209

HEALTH CARE 97.9%
Biotechnology 23.9%
Alexion Pharmaceuticals, Inc. *	56,115	2,602,053
Amgen, Inc. *	53,191	3,110,610
Antisoma plc *	1,463,209	777,422
BioMarin Pharmaceutical, Inc. *	7,996	155,362
Celera Corp. *	21,756	146,418
Celgene Corp. *	58,824	3,340,027
Cepheid *	53,234	782,007
Dendreon Corp. *	33,405	925,318
Facet Biotech Corp *	48,363	761,717
Gilead Sciences, Inc. *	72,042	3,477,467
Human Genome Sciences, Inc. *	48,438	1,282,154
Incyte Corp. * ρ	127,299	1,359,553
Myriad Genetics, Inc. *	71,743	1,685,960
Nanosphere Inc. *	72,392	397,432
Novavax, Inc. * ρ	230,852	500,949
Onyx Pharmaceuticals, Inc. *	48,994	1,409,067
Orchid Cellmark, Inc. *	188,655	307,508
Savient Pharmaceuticals, Inc. *	47,881	614,313
Theratechnologies, Inc. *	8,000	34,866
Theratechnologies, Inc. *	652,754	2,832,620
United Therapeutics Corp. *	32,366	1,928,043
Vertex Pharmaceuticals, Inc. *	76,677	2,944,397
ZymoGenetics, Inc. *	117,391	665,607

		32,040,870

Health Care Equipment & Supplies 25.2%
Abiomed, Inc. * ρ	73,680	583,546
AGA Medical Holdings, Inc. *	62,740	899,064
Alcon, Inc.	16,751	2,608,298
ArthroCare Corp. *	69,727	1,858,225
Baxter International, Inc.	18,478	1,064,148
Becton, Dickinson & Co.	19,787	1,491,346
Covidien plc	56,127	2,837,781
Electro-Optical Sciences, Inc. * ρ	96,017	875,675
Fresenius SE	29,383	1,809,305
HeartWare International, Inc. *	19,700	761,405
Inverness Medical Innovations, Inc. *	95,376	3,850,329
Medtronic, Inc.	36,405	1,561,410
NMT Medical, Inc. *	163,257	362,431
NuVasive, Inc. *	13,123	362,195
ResMed, Inc. *	40,438	2,067,999
St. Jude Medical, Inc. *	65,109	2,456,563
Stryker Corp.	45,324	2,353,222
Thoratec Corp. *	64,932	1,840,822
Zimmer Holdings, Inc. *	43,860	2,470,195
Zoll Medical Corp. *	59,637	1,660,294

		33,774,253

Health Care Providers & Services 12.3%
Aetna, Inc.	72,775	2,181,067
Cardinal Health, Inc.	44,183	1,461,132
CIGNA Corp.	77,930	2,631,696

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Express Scripts, Inc. *	42,204	$3,539,227
Fresenius Medical Care AG & Co. KGaA	30,354	1,541,241
Medco Health Solutions, Inc. *	48,939	3,008,770
Medipattern Corp. * +	327,000	33,640
Medipattern Corp. – Canadian Exchange * + 144A	1,050,000	108,020
Medipattern Corp. – Canadian Exchange * + 144A	147,387	15,163
UnitedHealth Group, Inc.	58,279	1,923,207

		16,443,163

Health Care Technology 1.0%
Cerner Corp. *	17,751	1,342,863

Life Sciences Tools & Services 4.1%
AMAG Pharmaceuticals, Inc. * ρ	35,060	1,541,939
Enzo Biochem, Inc. *	167,732	795,049
Life Technologies Corp. *	28,859	1,434,581
Qiagen NV *	82,625	1,797,920

		5,569,489

Pharmaceuticals 31.4%
Abbott Laboratories	46,328	2,452,604
Allergan, Inc.	31,700	1,822,750
Auxilium Pharmaceuticals, Inc. *	43,824	1,234,084
Bayer AG	23,334	1,589,597
Biodel, Inc. *	75,691	303,521
Biovail Corp.	110,577	1,605,578
Bristol-Myers Squibb Co.	113,590	2,767,052
Eurand NV *	115,266	1,273,689
Forest Laboratories, Inc. *	44,199	1,310,058
Inspire Phamaceuticals, Inc. *	133,494	735,552
Johnson & Johnson	22,018	1,384,052
King Pharmaceuticals, Inc. *	249,786	2,999,930
Map Pharmaceuticals, Inc. *	142,551	2,139,691
Merck & Co., Inc.	110,334	4,212,552
Par Pharmaceutical Company, Inc. *	45,115	1,187,427
Pfizer, Inc.	283,315	5,286,658
Salix Pharmaceuticals, Ltd. *	59,596	1,743,779
Shire, Ltd., ADS	48,275	2,877,190
Teva Pharmaceutical Industries, Ltd., ADR	42,236	2,395,626
Warner Chilcott plc *	102,853	2,810,973

		42,132,363

Total Common Stocks (cost $116,912,321)		133,910,210

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	0

WARRANTS 0.1%
HEALTH CARE 0.1%
Biotechnology 0.1%
Novavax, Inc., Expiring 07/13/2031 * + ☐ (cost $0)	158,377	140,449

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	2,350,771	$2,350,771
Evergreen Institutional Money Market Fund, Class I, 0.01% q ρρ ø	368,454	368,454
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	1,120,206	1,120,206
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% q ρρ	2,332,298	2,332,298

Total Short-Term Investments (cost $6,171,729)		6,171,729

Total Investments (cost $123,084,050) 104.5%		140,222,388
Other Assets and Liabilities (4.5%)		(6,073,779)

Net Assets 100.0%		$134,148,609

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $123,884,739. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,685,805 and $11,348,156, respectively, with a net unrealized appreciation of $16,337,649.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

3

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$128,192,645	$5,717,565	$0	$133,910,210
Warrants	0	0	140,449	140,449
Rights	0	0	0	0
Short-term investments	6,171,729	0	0	6,171,729

	$134,364,374	$5,717,565	$140,449	$140,222,388

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants

Balance as of November 1, 2009	$419,937
Realized gains or losses	0
Change in unrealized gains or losses	(279,488)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of January 31, 2010	$140,449

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$(279,488)

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 88.0%
CONSUMER DISCRETIONARY 1.6%
Media 1.6%
DIRECTV, Class A *	175,500	$5,326,425
Mediaset SpA	239,400	1,812,817

		7,139,242

ENERGY 10.4%
Oil, Gas & Consumable Fuels 10.4%
Atlas Energy, Inc.	160,000	4,840,000
El Paso Corp.	750,000	7,612,500
Genesis Energy, LP	150,000	2,950,500
GeoResources, Inc. *	150,041	1,917,524
Kodiak Oil & Gas Corp. *	650,000	1,534,000
Rex Energy Corp.	240,000	2,973,600
Southwestern Energy Co. *	350,000	15,008,000
Spectra Energy Corp.	100,000	2,125,000
Williams Cos.	300,000	6,252,000

		45,213,124

FINANCIALS 7.4%
Consumer Finance 3.3%
Visa, Inc., Class A	175,000	14,355,250

Real Estate Investment Trusts (REITs) 4.1%
Chimera Investment Corp.	500,000	1,960,000
Crexus Investment Corp. *	62,500	860,625
Hersha Hospitality Trust	400,000	1,456,000
Invesco Mortgage Capital, Inc.	400,000	8,960,000
Starwood Property Trust, Inc. ρ	225,000	4,412,250

		17,648,875

INDUSTRIALS 2.8%
Construction & Engineering 2.8%
Bouygues SA	244,000	12,053,362

TELECOMMUNICATION SERVICES 8.3%
Diversified Telecommunication Services 7.1%
AT&T, Inc.	150,000	3,804,000
Cbeyond, Inc. *	83,800	1,044,148
France Telecom	300,000	6,897,863
Neutral Tandem, Inc. *	300,000	4,638,000
Qwest Communications International, Inc.	500,000	2,105,000
Shenandoah Telecommunications Co. +	499,972	8,599,518
Verizon Communications, Inc.	100,000	2,942,000
Windstream Corp.	100,000	1,031,000

		31,061,529

Wireless Telecommunication Services 1.2%
U.S. Cellular Corp. *	25,000	914,250
Vivo Participacoes SA, ADR	153,000	4,282,470

		5,196,720

UTILITIES 57.5%
Electric Utilities 27.9%
American Electric Power Co., Inc.	75,000	2,598,750
China Hydroelectric Corp., ADS	30,000	372,600
DPL, Inc.	300,000	8,052,000
Enel SpA	1,900,000	10,261,677
Exelon Corp.	200,000	9,124,000
FirstEnergy Corp.	400,000	17,448,000

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Fortum Oyj	200,000	$5,095,660
FPL Group, Inc.	200,000	9,752,000
Great Plains Energy, Inc.	318,100	5,681,266
Hera SpA	2,250,000	5,205,047
Iberdrola SA	500,000	4,250,154
ITC Holdings Corp.	155,000	8,326,600
Maine & Maritimes Corp.	14,730	480,493
Northeast Utilities	750,000	18,990,000
Portland General Electric Co.	300,000	5,850,000
Red Electrica Corp. SA	100,000	5,019,142
Southern Co.	100,000	3,200,000
TERNA SpA	500,000	2,013,120

		121,720,509

Gas Utilities 3.6%
Chesapeake Utilities Corp.	10,125	300,105
EQT Corp.	350,000	15,407,000

		15,707,105

Independent Power Producers & Energy Traders 3.7%
Constellation Energy Group, Inc.	500,000	16,140,000

Multi-Utilities 19.4%
CMS Energy Corp.	1,290,000	19,569,300
Dominion Resources, Inc.	275,000	10,301,500
National Grid plc	1,000,000	10,066,590
National Grid plc, ADR ρ	150,000	7,555,500
Public Service Enterprise Group, Inc.	300,000	9,177,000
SCANA Corp.	125,000	4,451,250
Sempra Energy	275,000	13,956,250
Wisconsin Energy Corp. ρ	190,000	9,298,600

		84,375,990

Water Utilities 2.9%
American Water Works Co.	450,000	9,810,000
Aqua America, Inc. ρ	100,000	1,659,000
Pennichuck Corp. +	50,000	998,500

		12,467,500

Total Common Stocks (cost $322,784,856)		383,079,206

PREFERRED STOCKS 8.3%
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
Whitting Petroleum Corp., 6.25%	75,000	12,900,000

FINANCIALS 0.7%
Commercial Banks 0.7%
Bank of America Corp., Ser. MER, 8.625%	45,000	1,103,400
National City Capital Trust II, 6.625%.	82,000	1,864,680

		2,968,080

UTILITIES 4.6%
Electric Utilities 3.7%
Central Illinois Public Service Co., 4.92%	11,000	808,581
Connecticut Light & Power Co., Ser. 54E, 2.06%	3,925	137,620
Consolidated Edison, Inc., Ser. A, 5.00%	20,650	1,801,919
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	117,999
Entergy New Orleans, Inc., 4.75%	1,900	134,043
Interstate Power & Light Co., Ser. B, 8.375%	197,000	5,584,950

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Interstate Power & Light Co., Ser. C, 7.10%	159,500	$4,075,225
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	604,450
Scana Corp., Ser. A, 7.70%	60,000	1,587,600
Southern California Edison Co., Ser. B, 4.08%	1,200	20,808
Union Electric Co., 4.56%	9,600	662,400
Union Electric Co., Ser. 1969, 4.00%	6,300	404,978

		15,940,573

Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc., Ser. A, 8.625%	160,786	4,132,200

Total Preferred Stocks (cost $27,223,266)		35,940,853

WARRANTS 0.0%
UTILITIES 0.0%
Electric Utilities 0.0%
China Hydroelectric Corp., ADS, Expiring 01/25/2014 * (cost $36,000)	30,000	46,500

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	4,227,497	4,227,497
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	16,136,581	16,136,581
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13 % q ρρ	4,194,277	4,194,277

Total Short-Term Investments (cost $24,558,355)		24,558,355

Total Investments (cost $374,602,477) 101.9%		443,624,914
Other Assets and Liabilities (1.9%)		(8,335,365)

Net Assets 100.0%		$435,289,549

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $376,098,121. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,303,422 and $4,776,629, respectively, with a net unrealized appreciation of $67,526,793.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$320,403,774	$62,675,432	$0	$383,079,206
Preferred stocks	19,459,377	16,481,476	0	35,940,853
Warrants	46,500	0	0	46,500
Short-term investments	24,558,355	0	0	24,558,355

	$364,468,006	$79,156,908	$0	$443,624,914

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: March 31, 2010